NATIONWIDE MUTUAL FUNDS
Nationwide Destination 2010 Fund
Nationwide Destination 2015 Fund
Nationwide Destination 2020 Fund
Nationwide Destination 2025 Fund
Nationwide Destination 2030 Fund
Nationwide Destination 2035 Fund
Nationwide Destination 2040 Fund
Nationwide Destination 2045 Fund
Nationwide Destination 2050 Fund
Nationwide Destination 2055 Fund
Nationwide Retirement Income Fund

Supplement dated September 9, 2013
to the Prospectus dated March 1, 2013

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

1.
On September 9, 2013, the Board of Trustees of Nationwide Mutual Funds considered and approved a proposal to convert existing Class R1 shares of each Fund to Class R2 shares of the same Fund and to terminate Class R1 shares. The conversion is expected to occur on or about February 21, 2014 (the “Conversion Date”).

Until the Conversion Date, shareholders may purchase, redeem or exchange their Class R1 shares in the manner set forth in the Prospectus.

Upon the Conversion Date, all Class R1 shares will convert to Class R2 shares of the same Fund based on the relative net asset values of the classes without the imposition of any sales load, fee or other charge.  The Funds will cease offering Class R1 shares on the Conversion Date.

The following table shows the fees and expenses of Class R1 shares compared to those of Class R2 shares of each Fund:

	Nationwide Destination 2010 Fund		Nationwide Destination 2015 Fund		Nationwide Destination 2020 Fund		Nationwide Destination 2025 Fund
	Class R1	Class R2	Class R1	Class R2	Class R1	Class R2	Class R1	Class R2
Shareholder Fees (paid directly from your investment)
Maximum Sales Charge (Load) imposed on purchase (as a percentage of offering price)	None	None	None	None	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees1	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%
Distribution and/or Service (12b-1) Fees	0.65%	0.50%	0.65%	0.50%	0.65%	0.50%	0.65%	0.50%
Other Expenses	0.25%	0.25%	0.26%	0.26%	0.26%	0.26%	0.26%	0.26%
Acquired Fund Fees and Expenses	0.31%	0.31%	0.31%	0.31%	0.30%	0.30%	0.30%	0.30%
Total Annual Fund Operating Expenses	1.34%	1.19%	1.35%	1.20%	1.34%	1.19%	1.34%	1.19%

	Nationwide Destination 2030 Fund		Nationwide Destination 2035 Fund		Nationwide Destination 2040 Fund		Nationwide Destination 2045 Fund
	Class R1	Class R2	Class R1	Class R2	Class R1	Class R2	Class R1	Class R2
Shareholder Fees (paid directly from your investment)
Maximum Sales Charge (Load) imposed on purchase (as a percentage of offering price)	None	None	None	None	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees1	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%
Distribution and/or Service (12b-1) Fees	0.65%	0.50%	0.65%	0.50%	0.65%	0.50%	0.65%	0.50%
Other Expenses	0.26%	0.26%	0.26%	0.26%	0.26%	0.26%	0.26%	0.26%
Acquired Fund Fees and Expenses	0.29%	0.29%	0.29%	0.29%	0.29%	0.29%	0.29%	0.29%
Total Annual Fund Operating Expenses	1.33%	1.18%	1.33%	1.18%	1.33%	1.18%	1.33%	1.18%

	Nationwide Destination 2050 Fund		Nationwide Destination 2055 Fund		Nationwide Retirement Income Fund
	Class R1	Class R2	Class R1	Class R2	Class R1	Class R2
Shareholder Fees (paid directly from your investment)
Maximum Sales Charge (Load) imposed on purchase (as a percentage of offering price)	None	None	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees1	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%
Distribution and/or Service (12b-1) Fees	0.65%	0.50%	0.65%	0.50%	0.65%	0.50%
Other Expenses	0.26%	0.26%	0.23%	0.26%	0.26%	0.26%
Acquired Fund Fees and Expenses	0.29%	0.29%	0.29%	0.29%	0.32%	0.32%
Total Annual Fund Operating Expenses	1.33%	1.18%	1.30%	1.18%	1.36%	1.21%

1	“Management Fees” have been restated to reflect the reduction of contractual investment advisory fees effective January 1, 2012.

2.	Effective March 1, 2014, Class R2 shares of the Funds will be renamed “Class R” shares.

3.	Effective immediately, the information under the section entitled “Institutional Service Class Shares” on page 61 of the Prospectus is deleted in its entirety and replaced with the following:

Institutional Service Class Shares

Institutional Service Class shares are available for purchase only by the following:

•
retirement plans advised by financial professionals who are not associated with brokers or dealers primarily engaged in the retail securities business and rollover individual retirement accounts from such plans;

•	retirement plans for which third-party administrators provide recordkeeping services and are compensated by the Funds for these services;
•
a bank, trust company or similar financial institution investing for trust accounts for which it has authority to make investment decisions as long as the accounts are part of a program that collects an administrative services fee in exchange for services provided;

•	fee-based accounts of broker-dealers and/or registered investment advisors investing on behalf of their customers;
•	unregistered life insurance separate accounts using the investment to fund benefits for variable annuity contracts issued to governmental entities as an investment option for 457 or 401(k) plans or
•	current holders of Institutional Service Class shares of any Nationwide Fund.

4.	Effective immediately, the information under the section entitled “Institutional Class Shares” on page 61 of the Prospectus is deleted in its entirety and replaced with the following:

Institutional Class Shares

Institutional Class shares are available for purchase only by the following:

•	funds of funds offered by the Distributor or other affiliates of the Funds;
•
institutional advisory accounts of the Adviser’s affiliates, those accounts which have client relationships with an affiliate of the Adviser, its affiliates and their corporate sponsors and subsidiaries and related retirement plans (“Affiliated Accounts”);

•	rollover individual retirement accounts from such Affiliated Accounts;
•	a bank, trust company or similar financial institution investing for its own account;
•	high net worth individuals or corporations who invest directly with the Trust without using the services of a broker, investment adviser or other financial intermediary or
•	current beneficial holders of Institutional Class shares of any Nationwide Fund.

5.	Effective immediately, the section entitled “Medallion Signature Guarantee” on page 66 of the Prospectus is deleted in its entirety and replaced with the following:

Signature Guarantee

A signature guarantee is required for sales of shares of the Funds in any of the following instances:

•	your account address has changed within the last 30 calendar days;
•	the redemption check is made payable to anyone other than the registered shareholder;
•	the proceeds are mailed to any address other than the address of record or
•	the redemption proceeds are being wired or sent by ACH to a bank for which instructions currently are not on your account.

No signature guarantee is required under normal circumstances where redemption proceeds are transferred directly to: (1) another account maintained by a Nationwide Financial Services, Inc. company; or (2) a bank account the registration of which includes the names of all of the account owners in which the mutual fund account is registered.

A signature guarantee is a certification by a bank, brokerage firm or other financial institution that a customer’s signature is valid. We reserve the right to require a signature guarantee in other circumstances, without notice.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE